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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Consumer Discretionary: 11.0%
1,284,900		CBS Corp. - Class B	$46,680,417	1.1
2,065,900		Comcast Corp. – Class A	73,897,243	1.8
1,022,804	@	Delphi Automotive PLC	31,706,924	0.7
1,152,000		Foot Locker, Inc.	40,896,000	1.0
361,220	@	Liberty Media Corp. - Liberty Capital	37,628,287	0.9
1,636,700		Lowe’s Cos., Inc.	49,493,808	1.2
1,368,632		Macy’s, Inc.	51,487,936	1.2
766,871	@	Michael Kors Holdings Ltd.	40,782,200	1.0
1,131,800		Starbucks Corp.	57,438,850	1.4
596,500		Wyndham Worldwide Corp.	31,304,320	0.7
			461,315,985	11.0
		Consumer Staples: 8.8%
1,110,700		Altria Group, Inc.	37,086,273	0.9
713,600		Beam, Inc.	41,060,544	1.0
1,893,000		Coca-Cola Enterprises, Inc.	59,194,110	1.4
734,200		Costco Wholesale Corp.	73,511,775	1.7
523,000		JM Smucker Co.	45,150,590	1.1
460,300	@	Monster Beverage Corp.	24,929,848	0.6
976,200		Philip Morris International, Inc.	87,799,428	2.1
			368,732,568	8.8
		Energy: 12.4%
557,300	@	Cameron International Corp.	31,247,811	0.7
408,400		EOG Resources, Inc.	45,761,220	1.1
2,285,215		ExxonMobil Corp.	208,982,912	5.0
1,737,200		Halliburton Co.	58,526,268	1.4
575,315		National Oilwell Varco, Inc.	46,088,484	1.1
789,000		Range Resources Corp.	55,127,430	1.3
946,100	@	Rowan Companies PLC	31,949,797	0.8
608,600		Royal Dutch Shell PLC - Class A ADR	42,242,926	1.0
			519,926,848	12.4
		Financials: 13.7%
1,019,973		Blackstone Group LP	14,565,215	0.4
1,508,470		Citigroup, Inc.	49,357,138	1.2
3,988,300		Fifth Third Bancorp.	61,858,533	1.5
2,050,160		JPMorgan Chase & Co.	82,990,477	2.0
952,600		Prudential Financial, Inc.	51,926,226	1.2
517,085		Reinsurance Group of America, Inc.	29,923,709	0.7
631,000		Travelers Cos., Inc.	43,072,060	1.0
2,238,900		US Bancorp.	76,794,270	1.8
3,360,400		Wells Fargo & Co.	116,034,612	2.8
1,900,400		XL Group PLC	45,666,612	1.1
			572,188,852	13.7
		Health Care: 11.6%
1,164,200		Abbott Laboratories	79,817,552	1.9
777,277	@	Covidien PLC	46,185,799	1.1
578,500	@	Express Scripts Holding Co.	36,254,595	0.9
1,146,300	@	Gilead Sciences, Inc.	76,034,079	1.8
919,700		Johnson & Johnson	63,376,527	1.5
721,400	@	Mylan Laboratories	17,602,160	0.4
4,818,917		Pfizer, Inc.	119,750,088	2.9
516,500	@	Watson Pharmaceuticals, Inc.	43,985,140	1.1
			483,005,940	11.6
		Industrials: 9.8%
72,345		Ametek, Inc.	2,564,630	0.1
798,300		Boeing Co.	55,577,646	1.3
526,700		Dover Corp.	31,333,383	0.7
1,001,400		Fluor Corp.	56,358,792	1.3
736,500		General Dynamics Corp.	48,697,380	1.2
1,879,700		General Electric Co.	42,687,987	1.0
497,000		Pall Corp.	31,554,530	0.8
294,530	@	TransDigm Group, Inc.	41,784,971	1.0
593,880		Union Pacific Corp.	70,493,556	1.7
487,500	@	Wesco International, Inc.	27,885,000	0.7
			408,937,875	9.8
		Information Technology: 20.0%
414,207		Apple, Inc.	276,383,763	6.6
792,500	@	Cognizant Technology Solutions Corp.	55,411,600	1.3
2,853,000	@	EMC Corp.	77,801,310	1.9
245,100	@	Google, Inc. - Class A	184,927,950	4.4
2,382,900		Jabil Circuit, Inc.	44,607,888	1.1
897,600		Microchip Technology, Inc.	29,387,424	0.7
1,972,000	@	NetApp, Inc.	64,839,360	1.6
3,202,000		Oracle Corp.	100,830,980	2.4
			834,190,275	20.0
		Materials: 3.7%
823,500		Allegheny Technologies, Inc.	26,269,650	0.6
833,200		Eastman Chemical Co.	47,500,732	1.1
785,800		Freeport-McMoRan Copper & Gold, Inc.	31,101,964	0.8
1,395,400		International Paper Co.	50,680,928	1.2
			155,553,274	3.7
		Telecommunication Services: 3.5%
1,028,300		CenturyTel, Inc.	41,543,320	1.0
2,269,700		Verizon Communications, Inc.	103,430,229	2.5
			144,973,549	3.5
		Utilities: 2.0%
1,261,500		Exelon Corp.	44,884,170	1.1
2,051,800		NV Energy, Inc.	36,952,918	0.9
			81,837,088	2.0
		Total Common Stock (Cost $3,269,863,699)	4,030,662,254	96.5

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Energy: –%
10,000,000	X	Southern Energy Escrow Shares	$—	—

Utilities: –%
20,000,000	X	Mirant Corp. Escrow Shares	—	—
		Total Corporate Bonds/Notes (Cost $–)	—	—
		Total Long-Term Investments (Cost $3,269,863,699)	4,030,662,254	96.5

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
		Mutual Funds: 3.4%
140,321,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $140,321,000)	$140,321,000	3.4
		Total Short-Term Investments
		(Cost $140,321,000)	140,321,000	3.4
		Total Investments in Securities (Cost $3,410,184,699)	$4,170,983,254	99.9
		Assets in Excess of Other Liabilities	3,400,799	0.1
		Net Assets	$4,174,384,053	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		Cost for federal income tax purposes is $3,450,328,418.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$859,415,321
		Gross Unrealized Depreciation	(138,760,485)
		Net Unrealized Appreciation	$720,654,836

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING Growth and Income Portfolio	as of September 30, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock*	$4,030,662,254	$—	$—	$4,030,662,254
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	140,321,000	—	—	140,321,000
Total Investments, at fair value	$4,170,983,254	$—	$—	$4,170,983,254

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 20, 2012